Note 3 - Income Taxes	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 3. Income Taxes

Vision accounts for income taxes in accordance with ASC 740 (Topic 740, Income Taxes). ASC 740 is an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected tax consequences or events that have been recognized in Vision’s financial statements or tax returns. ASC Topic 740 also clarifies the accounting for uncertainty in income taxes recognized in the financial statements. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. There were no significant matters determined to be unrecognized tax benefits taken or expected to be taken in a tax return that have been recorded in Vision’s consolidated financial statements for fiscal years 2014 and 2013.

Additionally, ASC Topic 740 provides guidance on the recognition of interest and penalties related to income taxes. There were no interest or penalties related to income taxes that have been accrued or recognized as of and for fiscal years 2014 and 2013. Vision has elected to treat interest and penalties, to the extent they arise, as a component of selling, general, and administrative expenses in Vision’s consolidated statement of operations.

In fiscal years 2014 and 2013, Vision recorded an income tax provision of approximately $12 thousand for minimum state taxes.

The reconciliation of the effective income tax rate to the federal statutory rate is as follows:

	Fiscal Year Ended March 31,
	2014	2013
Federal statutory rate	-34%	-34%
State taxes, net of federal tax benefit	-6%	—%
Permanent differences:
Incentive stock options	2%	2%
Effect of permanent differences	2%	2%
Increase in valuation allowance	38%	32%
Effective tax rate	—%	—%

As of March 31, 2014, Vision had approximately $72.7 million of federal net operating loss carryforwards in the U.S. These net operating loss carryforwards expire at various dates through Vision’s fiscal 2034, commencing in fiscal 2015. As of March 31, 2014, Vision had approximately $45.7 million of state net operating loss carryforwards in the U.S. These net operating loss carryforwards expire at various dates through Vision’s fiscal 2029, commencing in fiscal 2015. Vision had $1.7 million state net operating loss carryforwards expire in fiscal 2014.

The IRC limits the amounts of net operating loss carryforwards that a company may use in any one year in the event of certain cumulative changes in ownership over a three-year period as described in Section 382 of the IRC. Vision has not performed a detailed analysis to determine whether an ownership change has occurred. Such a change of ownership could limit Vision’s utilization of the net operating losses, and could be triggered by subsequent sales of securities by Vision or its stockholders.

The tax effects of the major items recorded as deferred tax assets are as follows:

	March 31,
	2014	2013
Net operating loss carryforwards	$26,884	$24,310
Stock-based compensation	3,136	2,898
Nondeductible reserves	224	248
Depreciation and amortization	208	143
Capital loss carryforwards	7	7
Other	366	352
Gross deferred tax asset	30,825	27,958
Valuation allowance	(30,825)	(27,958)
Net deferred tax asset	$—	$—

The ending balances of the deferred tax asset have been fully reserved, reflecting the uncertainties as to realizability evidenced by Vision’s historical results and restrictions on the usage of the net operating loss carryforwards. Vision increased the valuation allowance by $2.9 million in fiscal 2014 to account for the change in the gross deferred tax asset.

Vision files tax returns in the U.S. federal jurisdiction and various states. Vision is no longer subject to U.S. federal tax examinations for years before its fiscal 2010 with exception of the net operating losses, for which the statute of limitations will expire the earlier of three years after the utilization or when expired. State jurisdictions that remain subject to examination range from Vision’s fiscal year 2011 to 2013.